dividends per share	12 Months Ended
Dec. 31, 2021
dividends per share
dividends per share
13	dividends per share

(a)TELUS Corporation Common Share dividends declared

Years ended December 31 (millions except per share amounts)	2021				2020
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2021	$0.3112	Apr. 1, 2021	$404	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371
Quarter 2 dividend	Jun. 10, 2021	0.3162	Jul. 2, 2021	428	Jun. 10, 2020	0.29125	Jul. 2, 2020	372
Quarter 3 dividend	Sep. 10, 2021	0.3162	Oct. 1, 2021	430	Sep. 10, 2020	0.29125	Oct. 1, 2020	374
Quarter 4 dividend	Dec. 10, 2021	0.3274	Jan. 4, 2022	449	Dec. 11, 2020	0.31120	Jan. 4, 2021	403
		$1.2710		$1,711		$1.18495		$1,520

On February 9, 2022, the Board of Directors declared a quarterly dividend of $0.3274 per share on our issued and outstanding TELUS Corporation Common Shares payable on April 1, 2022, to holders of record at the close of business on March 11, 2022. The final amount of the dividend payment depends upon the number of TELUS Corporation Common Shares issued and outstanding at the close of business on March 11, 2022.

(b)	Dividend Reinvestment and Share Purchase Plan

We have a Dividend Reinvestment and Share Purchase Plan under which eligible holders of TELUS Corporation Common Shares may acquire additional TELUS Corporation Common Shares by reinvesting dividends and by making additional optional cash payments to the trustee. Under this plan, we have the option of offering TELUS Corporation Common Shares from Treasury or having the trustee acquire TELUS Corporation Common Shares in the stock market. We may, at our discretion, offer TELUS Corporation Common Shares at a discount of up to 5% from the market price under the plan. Effective with our dividends paid October 1, 2019, we offered TELUS Corporation Common Shares from Treasury at a discount of 2%. In respect of TELUS Corporation Common Shares held by eligible shareholders who have elected to participate in the plan, dividends declared during the year ended December 31, 2021, of $582 million (2020 – $524 million) were to be reinvested in TELUS Corporation Common Shares.